Impairment of non-current assets (Details) - RUB (₽) ₽ in Millions		3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Impairment of non-current assets
Carrying amount	₽ 70,456	₽ 70,456	₽ 70,456		₽ 73,023
Impairment		(526)	(526)	₽ (23)
Total cash-generating units
Impairment of non-current assets
Carrying amount	1,032	1,032	1,032
Recoverable amount	₽ 506	₽ 506	506
Impairment			(526)
Total cash-generating units | Goodwill
Impairment of non-current assets
Impairment			(93)
Total cash-generating units | Intangible assets
Impairment of non-current assets
Impairment			(301)
Total cash-generating units | Property and equipment
Impairment of non-current assets
Impairment			₽ (132)
RB (Rocketbank)
Impairment of non-current assets
Period of forecast	five years
Discount rate	21.00%	21.00%	21.00%
Carrying amount	₽ 692	₽ 692	₽ 692
Recoverable amount	364	364	364
Impairment			(328)
RB (Rocketbank) | Goodwill
Impairment of non-current assets
Impairment			(93)
RB (Rocketbank) | Intangible assets
Impairment of non-current assets
Impairment			(235)
Qiwi Box
Impairment of non-current assets
Carrying amount	340	340	340
Recoverable amount	₽ 142	₽ 142	142
Impairment			(198)
Qiwi Box | Intangible assets
Impairment of non-current assets
Impairment			(66)
Qiwi Box | Property and equipment
Impairment of non-current assets
Impairment			₽ (132)